Earnings Per Share (Eps) (Details) - Schedule of potential dilutive securities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of potential dilutive securities [Abstract]
Share-based payment plans	$ 613	$ 1,050
Warrants	1,528	1,232
Convertible notes	7,731	5,525
Total	$ 9,872	$ 7,807